Consolidated Statements of Cash Flows - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before taxation		$ (31,185,275)	$ (5,212,879)	$ (4,862,470)
Adjustments for:
Amortization		594,784	125,575	99,580
Finance costs		19,751	410,167	552,651
Impairment losses recognized in respect of goodwill		6,950,440
Impairment losses (reversed) recognized in respect of trade and other receivables		1,211,627	(2,844)	(400)
Other interest income	[1]	(601,370)
Non-cash professional fees		1,022,359
Share-based payments expenses		5,627,821	859,685	1,352,835
Bad debt written off			12,064	21,522
Depreciation - property, plant and equipment				3,696
Write-off of due from related company	[2]			81,347
Share-based payments expenses on anti-dilution issuance of preferred shares	[3]		369,648
IPO expenses charged to P&L			1,659,081
Net fair value loss of convertible loan notes			639,000	374,000
Net fair value (loss) gain of preferred shares			(4,117,648)	(4,101,000)
Operating cash flows before movements in working capital		(16,359,863)	(5,258,151)	(6,478,239)
Trade receivables		(980,066)	(1,221,431)	86,332
Other receivables, deposit and prepayment		398,311	(955,348)	(210,936)
Contract assets		(55,662)	68,604	(42,365)
Due from a related company				(39,815)
Restricted bank balances		16,000
Trade and other payables		2,648,599	(478,610)	841,155
Deferred revenue		302,065	182,598	(12,840)
Cash generated used in operations		(14,030,616)	(7,662,338)	(5,856,708)
Income tax paid		(74,461)	(8,917)
Net cash used in operating activities		(14,105,077)	(7,671,255)	(5,856,708)
CASH FLOWS FROM INVESTING ACTIVITIES
Advances to Resulticks Global Companies Pte. Ltd		(8,000,000)
Repayment from Resulticks Global Companies Pte. Ltd		2,000,000
Net cash outflows on acquisitions		(2,509,791)
Loans to Matter DK ApS prior acquisition		(768,620)
Payment to rental deposit			(10,032)
Cash used in investing activities		(9,278,411)	(10,032)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of IPO Warrants		25,380,000
Issue of shares under global offerings			10,608,750
Payment of transaction costs of issue of new shares			(2,948,791)
Loans from immediate holding company			3,410,461	564,483
Advances from immediate holding company			713,719	5,345,423
Proceeds from the exercise of ESOP at $0,00005 per share		165	50
Proceeds from issuance of convertible loan notes				100,000
Interest paid		(7,617)
Repayment of due to related company		(34,579)
Repayment of lease liabilities		(199,658)	(138,962)	(109,754)
Placement of restricted bank balance			(399,400)
Repayment of loan from immediate holding company			(530,019)	(1,150,000)
Net cash generated from financing activities		25,138,311	10,715,808	4,750,152
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS		1,754,823	3,034,521	(1,106,556)
Cash and cash equivalents at the beginning of the year		3,111,141	76,620	1,183,176
CASH AND CASH EQUIVALENTS AT THE END OF THE YEAR		$ 4,865,964	$ 3,111,141	$ 76,620

[1]	Other interest income represents the interest earned from advances to Resulticks. For details of the advances to Resulticks, see note 15.4.
[2]	During the year ended March 31, 2024, the Group has fully written off the amount due from a related company, Diginex (Holdings) Limited, a company controlled by Rhino Ventures, of $81,347 (2026 and 2025: $Nil).
[3]	In connection with the issuance 151 preferred shares of DSL triggered by the Capital Raise, share-based payments expenses of $369,648 are recognized during the year ended March 31, 2025 (2026 and 2024: $Nil).